Comprehensive Income (Balance of and Changes in Each Component of AOCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended						12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Accumulated Currency Translation Adjustments [Member]		Dec. 31, 2012 Accumulated Currency Translation Adjustments [Member]		Dec. 31, 2011 Accumulated Currency Translation Adjustments [Member]		Dec. 31, 2010 Accumulated Currency Translation Adjustments [Member]	Dec. 31, 2013 Unrealized Appreciation Of Securities [Member]	Dec. 31, 2012 Unrealized Appreciation Of Securities [Member]		Dec. 31, 2011 Unrealized Appreciation Of Securities [Member]		Dec. 31, 2010 Unrealized Appreciation Of Securities [Member]	Dec. 31, 2013 Pension And Postretirement Benefits [Member]	Dec. 31, 2012 Pension And Postretirement Benefits [Member]		Dec. 31, 2011 Pension And Postretirement Benefits [Member]		Dec. 31, 2010 Pension And Postretirement Benefits [Member]	Dec. 31, 2013 Unrealized Appreciation Depreciation Of Investments [Member] Unrealized Appreciation Of Securities [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ (60,392)		$ 37,680		$ (25,500)		$ (60,392)
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Balance, beginning of year	2,108,902		1,618,153		892,184		267,475				229,795		255,295	1,877,657			1,419,318		651,449	(36,230)			(30,960)		(14,560)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(60,392)		37,680		(25,500)				37,680		(25,500)			0	0		0			0	0		0
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1,063,377)	[1]	451,905	[1]	769,105	[1]	0	[1]	0	[1]	0	[1]		(1,063,377) [1]	451,905	[1]	769,105	[1]		0 [1]	0	[1]	0	[1]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	2,896		6,434		(1,236)		0		0		0				6,434		(1,236)			0	0		0
Change In Other Than Temporary Impairment Losses Recognized In Other Comprehensive Income	2,896		6,434		(1,236)																					2,896
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	11,577		(5,270)		(16,400)		0		0		0			0	0		0			11,577	(5,270)		(16,400)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	6,001						0							3,069						2,932
Balance, end of year	$ 1,005,607		$ 2,108,902		$ 1,618,153		$ 207,083				$ 229,795		$ 255,295	$ 820,245			$ 1,419,318		$ 651,449	$ (21,721)			$ (30,960)		$ (14,560)

[1]	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.